Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	VIRTUS INSIGHT TRUST
Central Index Key	0001003859
Amendment Flag	false
Document Creation Date	May 24, 2013
Document Effective Date	May 24, 2013
Prospectus Date	May 1, 2013

Virtus Emerging Markets Opportunities Fund, Virtus High Yield Income Fund,

Virtus Low Duration Income Fund and Virtus Tax-Exempt Bond Fund,

each a series of Virtus Insight Trust

Supplement dated May 24, 2013

to the Prospectuses dated May 1, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class I Shares appearing under "Average Annual Total Returns" in each fund's summary prospectus and the summary section of the statutory prospectus.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	19.88%	3.68%	17.65%	—
Return After Taxes on Distributions	19.73%	3.29%	15.57%	—
Return After Taxes on Distributions and Sale of Fund Shares	13.22%	3.11%	15.32%	—

Class A
Return Before Taxes	12.75%	2.22%	16.69%	—

Class C
Return Before Taxes	18.66%	2.69%	—	11.23%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	4.26%
MSCI Emerging Markets Index (net) (reflects no deduction of fees, expenses or taxes)	18.22%	-0.92%	16.52%	9.00%

VIRTUS HIGH YIELD INCOME FUND

	1 Year	5 Years	10 Years	Class A Since Inception (5/14/04)	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	12.59%	6.55%	7.25%	—	—
Return After Taxes on Distributions	9.98%	3.77%	4.51%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	8.10%	3.87%	4.57%	—	—

Class A
Return Before Taxes	7.97%	5.51%	—	5.73%	—

Class C
Return Before Taxes	11.37%	5.49%	—	—	5.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	5.64%	6.52%
High Yield Income Linked Benchmark (reflects no deduction of fees, expenses or taxes)	15.55%	10.27%	10.51%	9.24%	9.56%

VIRTUS LOW DURATION INCOME FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	6.40%	5.44%	4.44%	—
Return After Taxes on Distributions	5.55%	4.14%	3.05%	—
Return After Taxes on Distributions and Sale of Fund Shares	4.15%	3.88%	2.97%	—

Class A
Return Before Taxes	3.75%	4.70%	3.94%	—

Class C
Return Before Taxes	5.44%	4.41%	—	4.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.52%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)	3.89%	5.18%	4.62%	5.84%

VIRTUS TAX-EXEMPT BOND FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	7.72%	6.51%	5.26%	—
Return After Taxes on Distributions	7.72%	6.49%	5.16%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.07%	6.15%	5.07%	—

Class A
Return Before Taxes	4.50%	5.66%	4.71%	—

Class C
Return Before Taxes	6.74%	5.47%	—	5.19%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.52%
Barclays Municipal Bond Index (reflects no deduction of fees, expenses or taxes)	6.78%	5.91%	5.10%	5.78%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Supplement [Text Block]	vit_SupplementTextBlock

Virtus Emerging Markets Opportunities Fund, Virtus High Yield Income Fund,

Virtus Low Duration Income Fund and Virtus Tax-Exempt Bond Fund,

each a series of Virtus Insight Trust

Supplement dated May 24, 2013

to the Prospectuses dated May 1, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class I Shares appearing under "Average Annual Total Returns" in each fund's summary prospectus and the summary section of the statutory prospectus.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	19.88%	3.68%	17.65%	—
Return After Taxes on Distributions	19.73%	3.29%	15.57%	—
Return After Taxes on Distributions and Sale of Fund Shares	13.22%	3.11%	15.32%	—

Class A
Return Before Taxes	12.75%	2.22%	16.69%	—

Class C
Return Before Taxes	18.66%	2.69%	—	11.23%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	4.26%
MSCI Emerging Markets Index (net) (reflects no deduction of fees, expenses or taxes)	18.22%	-0.92%	16.52%	9.00%

VIRTUS HIGH YIELD INCOME FUND

	1 Year	5 Years	10 Years	Class A Since Inception (5/14/04)	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	12.59%	6.55%	7.25%	—	—
Return After Taxes on Distributions	9.98%	3.77%	4.51%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	8.10%	3.87%	4.57%	—	—

Class A
Return Before Taxes	7.97%	5.51%	—	5.73%	—

Class C
Return Before Taxes	11.37%	5.49%	—	—	5.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	5.64%	6.52%
High Yield Income Linked Benchmark (reflects no deduction of fees, expenses or taxes)	15.55%	10.27%	10.51%	9.24%	9.56%

VIRTUS LOW DURATION INCOME FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	6.40%	5.44%	4.44%	—
Return After Taxes on Distributions	5.55%	4.14%	3.05%	—
Return After Taxes on Distributions and Sale of Fund Shares	4.15%	3.88%	2.97%	—

Class A
Return Before Taxes	3.75%	4.70%	3.94%	—

Class C
Return Before Taxes	5.44%	4.41%	—	4.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.52%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)	3.89%	5.18%	4.62%	5.84%

VIRTUS TAX-EXEMPT BOND FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	7.72%	6.51%	5.26%	—
Return After Taxes on Distributions	7.72%	6.49%	5.16%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.07%	6.15%	5.07%	—

Class A
Return Before Taxes	4.50%	5.66%	4.71%	—

Class C
Return Before Taxes	6.74%	5.47%	—	5.19%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.52%
Barclays Municipal Bond Index (reflects no deduction of fees, expenses or taxes)	6.78%	5.91%	5.10%	5.78%

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vit_SupplementTextBlock

Virtus Emerging Markets Opportunities Fund, Virtus High Yield Income Fund,

Virtus Low Duration Income Fund and Virtus Tax-Exempt Bond Fund,

each a series of Virtus Insight Trust

Supplement dated May 24, 2013

to the Prospectuses dated May 1, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class I Shares appearing under "Average Annual Total Returns" in each fund's summary prospectus and the summary section of the statutory prospectus.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	19.88%	3.68%	17.65%	—
Return After Taxes on Distributions	19.73%	3.29%	15.57%	—
Return After Taxes on Distributions and Sale of Fund Shares	13.22%	3.11%	15.32%	—

Class A
Return Before Taxes	12.75%	2.22%	16.69%	—

Class C
Return Before Taxes	18.66%	2.69%	—	11.23%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	4.26%
MSCI Emerging Markets Index (net) (reflects no deduction of fees, expenses or taxes)	18.22%	-0.92%	16.52%	9.00%

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.88%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	17.65%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	16.69%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.73%
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	15.57%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.22%
5 Years	rr_AverageAnnualReturnYear05	3.11%
10 Years	rr_AverageAnnualReturnYear10	15.32%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | S&P 500® Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | S&P 500® Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | MSCI Emerging Markets Index (net) (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%
5 Years	rr_AverageAnnualReturnYear05	(0.92%)
10 Years	rr_AverageAnnualReturnYear10	16.52%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | MSCI Emerging Markets Index (net) (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS HIGH YIELD INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vit_SupplementTextBlock

Virtus Emerging Markets Opportunities Fund, Virtus High Yield Income Fund,

Virtus Low Duration Income Fund and Virtus Tax-Exempt Bond Fund,

each a series of Virtus Insight Trust

Supplement dated May 24, 2013

to the Prospectuses dated May 1, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class I Shares appearing under "Average Annual Total Returns" in each fund's summary prospectus and the summary section of the statutory prospectus.

VIRTUS HIGH YIELD INCOME FUND

	1 Year	5 Years	10 Years	Class A Since Inception (5/14/04)	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	12.59%	6.55%	7.25%	—	—
Return After Taxes on Distributions	9.98%	3.77%	4.51%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	8.10%	3.87%	4.57%	—	—

Class A
Return Before Taxes	7.97%	5.51%	—	5.73%	—

Class C
Return Before Taxes	11.37%	5.49%	—	—	5.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	5.64%	6.52%
High Yield Income Linked Benchmark (reflects no deduction of fees, expenses or taxes)	15.55%	10.27%	10.51%	9.24%	9.56%

VIRTUS HIGH YIELD INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.59%
5 Years	rr_AverageAnnualReturnYear05	6.55%
10 Years	rr_AverageAnnualReturnYear10	7.25%
VIRTUS HIGH YIELD INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.97%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2004
VIRTUS HIGH YIELD INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.37%
5 Years	rr_AverageAnnualReturnYear05	5.49%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS HIGH YIELD INCOME FUND | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	3.77%
10 Years	rr_AverageAnnualReturnYear10	4.51%
VIRTUS HIGH YIELD INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.10%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	4.57%
VIRTUS HIGH YIELD INCOME FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
VIRTUS HIGH YIELD INCOME FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2004
VIRTUS HIGH YIELD INCOME FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS HIGH YIELD INCOME FUND | High Yield Income Linked Benchmark (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.55%
5 Years	rr_AverageAnnualReturnYear05	10.27%
10 Years	rr_AverageAnnualReturnYear10	10.51%
VIRTUS HIGH YIELD INCOME FUND | High Yield Income Linked Benchmark (reflects no deduction of fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2004
VIRTUS HIGH YIELD INCOME FUND | High Yield Income Linked Benchmark (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS LOW DURATION INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vit_SupplementTextBlock

Virtus Emerging Markets Opportunities Fund, Virtus High Yield Income Fund,

Virtus Low Duration Income Fund and Virtus Tax-Exempt Bond Fund,

each a series of Virtus Insight Trust

Supplement dated May 24, 2013

to the Prospectuses dated May 1, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class I Shares appearing under "Average Annual Total Returns" in each fund's summary prospectus and the summary section of the statutory prospectus.

VIRTUS LOW DURATION INCOME FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	6.40%	5.44%	4.44%	—
Return After Taxes on Distributions	5.55%	4.14%	3.05%	—
Return After Taxes on Distributions and Sale of Fund Shares	4.15%	3.88%	2.97%	—

Class A
Return Before Taxes	3.75%	4.70%	3.94%	—

Class C
Return Before Taxes	5.44%	4.41%	—	4.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.52%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)	3.89%	5.18%	4.62%	5.84%

VIRTUS LOW DURATION INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	5.44%
10 Years	rr_AverageAnnualReturnYear10	4.44%
VIRTUS LOW DURATION INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.75%
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	3.94%
VIRTUS LOW DURATION INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.44%
5 Years	rr_AverageAnnualReturnYear05	4.41%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS LOW DURATION INCOME FUND | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.55%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	3.05%
VIRTUS LOW DURATION INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.15%
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	2.97%
VIRTUS LOW DURATION INCOME FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
VIRTUS LOW DURATION INCOME FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS LOW DURATION INCOME FUND | Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	4.62%
VIRTUS LOW DURATION INCOME FUND | Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS TAX-EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vit_SupplementTextBlock

Virtus Emerging Markets Opportunities Fund, Virtus High Yield Income Fund,

Virtus Low Duration Income Fund and Virtus Tax-Exempt Bond Fund,

each a series of Virtus Insight Trust

Supplement dated May 24, 2013

to the Prospectuses dated May 1, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class I Shares appearing under "Average Annual Total Returns" in each fund's summary prospectus and the summary section of the statutory prospectus.

VIRTUS TAX-EXEMPT BOND FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	7.72%	6.51%	5.26%	—
Return After Taxes on Distributions	7.72%	6.49%	5.16%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.07%	6.15%	5.07%	—

Class A
Return Before Taxes	4.50%	5.66%	4.71%	—

Class C
Return Before Taxes	6.74%	5.47%	—	5.19%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.52%
Barclays Municipal Bond Index (reflects no deduction of fees, expenses or taxes)	6.78%	5.91%	5.10%	5.78%

VIRTUS TAX-EXEMPT BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.72%
5 Years	rr_AverageAnnualReturnYear05	6.51%
10 Years	rr_AverageAnnualReturnYear10	5.26%
VIRTUS TAX-EXEMPT BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.50%
5 Years	rr_AverageAnnualReturnYear05	5.66%
10 Years	rr_AverageAnnualReturnYear10	4.71%
VIRTUS TAX-EXEMPT BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.74%
5 Years	rr_AverageAnnualReturnYear05	5.47%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS TAX-EXEMPT BOND FUND | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.72%
5 Years	rr_AverageAnnualReturnYear05	6.49%
10 Years	rr_AverageAnnualReturnYear10	5.16%
VIRTUS TAX-EXEMPT BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.07%
5 Years	rr_AverageAnnualReturnYear05	6.15%
10 Years	rr_AverageAnnualReturnYear10	5.07%
VIRTUS TAX-EXEMPT BOND FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
VIRTUS TAX-EXEMPT BOND FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS TAX-EXEMPT BOND FUND | Barclays Municipal Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.10%
VIRTUS TAX-EXEMPT BOND FUND | Barclays Municipal Bond Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	May 24, 2013